THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
                                  (THE "FUND")

                        Supplement dated August 15, 2002
                       to Prospectus dated October 1, 2001


     The first paragraph on page 10 under "Purchases By Wire Transfer" is restated as follows:

     You may purchase shares by making a wire transfer of federal funds to InCap Service Company, the Fund's servicing agent. You must include the full name in which your account is registered and the Fund account number, and should address the wire transfer as follows:

         PNC Bank
         ABA # 031000053
         For Account of The Community Reinvestment Act Qualified Investment Fund Acct. # 86-0695-9538
         For further credit:  (Your name)
         Acct. # (Your account number)